Convertible Notes Payable	12 Months Ended
Jun. 30, 2024
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 11 – Convertible notes payable

On July 11, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on July 11, 2023 in the original principal amount of $1,100,000 (the “Note”), convertible into Class A ordinary shares, $0.04 par value per share, of the Company (the “Ordinary Shares”), at the conversion price of $2.00 per shares. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note with a gross proceed of $1,000,000. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time after the date that is six (6) months from the Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an Equity Conditions Failure. If Company chooses to satisfy a redemption in Ordinary Shares, such Ordinary Shares shall be issued at the Conversion Price.

On January 19, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 200,000 at a conversion price of $0.25 per share. On February 16, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 200,000 at a conversion price of $0.25 per share. On April 12, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 298,900 at a conversion price of $0.17 per share. On May 21, 2024, the Investor redeemed $75,000 that was converted into ordinary shares of 448,350 at a conversion price of $0.17 per share. The remaining Note balance of $875,000 was converted into the Company’s Class A ordinary sales subsequent to June 30, 2024 (See Note 17).

As of June 30, 2024, the Note balance amount to $875,000. Interest expense of the Note was $81,922 and amortization of debt issuance costs was $100,000 for the year ended June 30, 2024.